General Information, Statement of Compliance and Basis of Presentation - Reconciliation between company's operating leases commitments and lease liability (Details) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [abstract]
Operating lease commitments		€ 6,407
IFRS 16 impacts
Disclosure of initial application of standards or interpretations [abstract]
Rent reevaluated with the 2019 index	€ 294
2018 contracts not previously included in commitments	216
Discounting impact of lines above	(1,234)
Prepaid expenses related to IFRS 16 contracts	(114)
Lease liabilities	5,569
Current lease liabilities	741
Non-current lease liabilities	€ 4,828